Schedule of Other Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Acquisition (see Note 5)		$ 472,701
Intangibles, net	62,480
Deposits or advance payments on machinery, molds and components (see Note 15)	336,466
Other	12,370	57,162
Other assets	$ 411,316	$ 529,863